Leases (Details) $ in Thousands	Dec. 31, 2020 CAD ($)
Disclosure of Detailed Information of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	$ 1,589
2021
Disclosure of Detailed Information of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	327
2022
Disclosure of Detailed Information of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	330
2023
Disclosure of Detailed Information of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	331
2024
Disclosure of Detailed Information of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	333
2025
Disclosure of Detailed Information of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	136
2026
Disclosure of Detailed Information of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	99
2027
Disclosure of Detailed Information of Maturity Analysis of Lease Liabilities [Line Items]
Gross lease liabilities	$ 33